Touchstone Emerging Markets Equity Fund II (Prospectus Summary): | Touchstone Emerging Markets Equity Fund II
Touchstone Emerging Markets Equity Fund II

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Emerging Markets Equity Fund II

Supplement to Prospectus and Summary Prospectus dated January 27, 2012, as amended March 9, 2012 and April 16, 2012, and Statement of Additional Information dated January 27, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Emerging Markets Equity Fund II (the “Fund”) Prospectus and Summary Prospectus dated January 27, as amended March 9, 2012 and April 16, 2012, and Statement of Additional Information dated January 27, 2012:

On May 17, 2012, the Board of Trustees of Touchstone Funds Group Trust approved an amendment to the annual advisory fee rate paid pursuant to the advisory agreement between the Fund and Touchstone Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  Under the terms of the amendment, the contractual advisory fee paid by the Trust to the Advisor was reduced from 1.10% to 1.05% on the first $200 million of assets; from 1.05% to 1.00% on the next $200 million of assets; and from 0.95% to 0.90% on assets over $400 million.  The Board of Trustees also approved an amendment to the expense limitation agreement whereby the Advisor contractually agreed to waive a portion of its fees and/or reimburse certain expenses, resulting in a 0.05% reduction in the previously existing expense limitation amounts for each class of the Fund.

The following replaces the text with respect to the Fund under the heading “Annual Fund Operating Expenses” in the Fund’s Prospectus and Summary Prospectus.

The following replaces the text under the heading “Example” with respect to the Fund:

                                                                                                                                                       Please retain this Supplement for future reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Emerging Markets Equity Fund II		Class A	Class C	Class Y	Institutional
Management Fees	[1]	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[2]	3.21%	3.21%	3.21%	3.06%
Acquired Fund Fees and Expenses (AFFE)	[3]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.52%	5.27%	4.27%	4.12%
Fee Waiver and/or Expense Reimbursement	[1][3]	2.82%	2.82%	2.82%	2.82%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.70%	2.45%	1.45%	1.30%
[1]	Expenses shown above have been restated to reflect a change to the Fund’s management fees and in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report for the fiscal year ended September 30, 2011.
[2]	“ Other Expenses ” are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.69%, 2.44%, 1.44% and 1.29% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively.This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “The Fund’s Management” in the Fund’s Prospectus for more information.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Emerging Markets Equity Fund II (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	819	343	234	219
Expense Example, With Redemption, 3 Years	1,696	1,403	1,117	1,074

Assuming No Redemption
Expense Example, No Redemption Touchstone Emerging Markets Equity Fund II (USD $)	Class C
Expense Example, No Redemption, 1 Year	334
Expense Example, No Redemption, 3 Years	1,403